Employee 401(k) Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Employee 401(k) Plan
Employee 401(k) Plan

7. Employee 401(k) Plan

The Company has a 401(k) plan for its employees. The plan provides for a 3.5% match on up to 6% of deferred salary. The Company expensed $50,102 and $45,996 of contributions during the three months ended March 31, 2024 and 2023, respectively.

9. Employee 401(k) Plan

The Company has a 401(k) plan for its employees. The plan provides for a 3.5% match on up to 6% of deferred salary. The Company expensed $182,446 and $198,534 of contributions during the years ended December 31, 2023 and 2022, respectively.